Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (10-K)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax provision at statutory rates	27.00%	27.00%
Stock based compensation	(2.00%)	(2.00%)
Share issue costs	4.00%	1.00%
Write-down of shares issued in R&D expense	0.00%	(5.00%)
Others	1.00%	(1.00%)
Valuation allowance	(30.00%)	(20.00%)
Effective income tax rate